 [Letterhead of Farmers New World Life Insurance Company]

Farmers New World Life Insurance Company Legal Department 3003 77th Avenue S.E. Mercer Island, Washington 98040

Adam G. Morris Corporate Counsel Direct: 206/275-8193 Main: 206/275-8140 Fax: 206/275-8144

May 5, 2009

VIA EDGARLINK Securities and Exchange Commission 100 F. Street N. E. Washington, D.C. 20549

Re: Farmers New World Life Insurance Company Farmers Annuity Separate Account A Post-Effective Amendment No. 12 to Form N-4 (File No. 333-85183)

Commissioners:

On behalf of Farmers New World Life Insurance Company (the Company ) and Farmers
Annuity Separate Account A (the Separate Account ), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of
Prospectus and Statement of Additional Information for the variable annuity contract offered by the
Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the
Amendment ) to the registration statement on Form N-4 for the Separate Account. That
Amendment was filed electronically with the Commission on April 29, 2009.

If you have any questions or comments regarding this filing, please call the undersigned at
206-275-8193.

Sincerely, /s/ Adam Morris

Adam Morris